ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Textual) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 17, 2015	Jun. 16, 2015
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Amendments [Member]
Common Stock, Shares Authorized				200,000,000	800,000,000
Common Stock, Par or Stated Value Per Share				$ 0.0001